Investment Strategy - First Trust Indxx Critical Metals ETF	Oct. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Indxx, Inc. (the “Index Provider”).According to the Index Provider, the Index is a market capitalization weighted index designed to track the performance of companies that are engaged in the mining of metals or minerals that have a high risk of supply disruption (each such metal or mineral a “Critical Metal” or, collectively, “Critical Metals”). According to the Index Provider, the Index is composed of companies that earn revenue in the United States or North America through the mining of Critical Metals (or the derivatives thereof) that have either direct or indirect applications in one of the following sub-themes: (i) Sustainable Energy Metals; (ii) NextGen Mobility Metals; or (iii) Other High Technology Metals. The “Sustainable Energy Metals” sub-theme classifies those companies that are engaged in the mining and provision of the following Critical Metals used in the production of solar and wind power plants: gallium, platinum, dysprosium, neodymium, praseodymium, terbium and copper. The “NextGen Mobility Metals” sub-theme classifies those companies that are engaged in the mining and provision of the following Critical Metals that are used in the production of batteries for electric vehicles: lithium, nickel, cobalt and aluminum. The “Other High Technology Metals” sub-theme classifies those companies that are engaged in the mining and provision of the following Critical Metals used in rapidly growing advanced technology industries which are not covered by the other two sub-themes, such as smart phones, digital cameras, computer hard disks, fluorescent and light-emitting diode (LED) lights, flat screen televisions, computer monitors and electronic displays: graphite, magnesium, iridium, silicon, uranium and fluorine.According to the Index Provider, for a company’s security to be eligible for inclusion in the Index, it must: (i) be listed in the United States or in a developed market or emerging market (excluding Vietnam), as determined by the Index Provider; (ii) be listed in a country that is either a member of or a partner to the Minerals Security Partnership, an initiative led by the U.S. Department of State that brings together partner nations to secure and diversify critical mineral supply chains; (iii) earn revenue from the United States or North America; (iv) be engaged in the mining and provision of a Critical Metal; (v) have no mining or processing in China or Russia; and (vi) meet the size, liquidity, price, security type and seasoning requirements of the Index. If a company issues more than one security that meets the eligibility requirements of the Index, the Index Provider determines which security may be eligible for inclusion in the Index based on current constituency, type of security and liquidity.According to the Index Provider, the Index Provider then selects from the remaining eligible securities those which are earning positive revenue from the United States or North America in the last fiscal year.According to the Index Provider, the Index Provider then classifies the remaining eligible securities into a Sustainable Energy Metals, NextGen Mobility Metals or Other High Technology Metals sub-theme. According to the Index Provider, the foregoing sub-themes, including the metals identified thereunder, are subject to change based upon new research and developments in the field at the time of every reconstitution.According to the Index Provider, the Index Provider will then select from the remaining eligible securities the top fifty (50) companies by market capitalization to be included in the Index. If fewer than fifty (50) companies qualify for inclusion, then all of the remaining eligible constituents will be included in the Index.According to the Index Provider, Index securities are weighted based on their security-level free float market capitalization. No individual security for any company that derives less than 25% of its revenue from Critical Metals may be weighted above 4.5%. No security for any company that derives more than 25% of its revenue from Critical Metals may be weighted above 8%. Any individual security with excess weight shall be redistributed proportionately among the remaining securities in the Index. The aggregate weight of securities with weight greater than or equal to 5.0% shall not exceed 45% of the Index. If the aggregate weight of securities exceeds 45% of the portfolio, a secondary cap of 4.5% will be applied with any excess weight being redistributed proportionately among the remaining securities in the Index.At each reconstitution, the Index will allocate 80% of its weight to securities that derive a majority of their revenue from mining metals and minerals, including Critical Metals. This also includes revenue derived from metal and mineral derivatives that have either direct or indirect applications in one or more of the sub-themes defined above.The Index is reconstituted and rebalanced semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index had significant investments in materials companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Index may have significant investments in jurisdictions or investment sectors that it may not have had as of October 31, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of October 31, 2025, the Index had significant investments in materials companies, although this may change from time to time.